Annual Total Returns[BarChart] - UltraShort Dow 30 ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(31.37%)	(27.26%)	(22.44%)	(43.52%)	(21.84%)	(8.54%)	(30.26%)	(39.01%)	1.45%	(36.18%)